Janus Henderson Global Allocation Fund - Conservative

Schedule of Investments (unaudited)

March 31, 2022

Shares		Value
Investment Companies£– 100.0%
Equity Funds – 42.8%
Janus Henderson Adaptive Global Allocation Fund - Class N Shares	984,071	$9,850,303
Janus Henderson Asia Equity Fund - Class N Shares	252,995	2,764,733
Janus Henderson Contrarian Fund - Class N Shares	226,272	6,493,891
Janus Henderson Emerging Markets Fund - Class N Shares	757,460	7,506,007
Janus Henderson Enterprise Fund - Class N Shares	51,609	7,664,763
Janus Henderson European Focus Fund - Class N Shares	33,483	1,389,813
Janus Henderson Forty Fund - Class N Shares	99,732	5,044,183
Janus Henderson Global Equity Income Fund - Class N Shares	444,931	3,025,442
Janus Henderson Global Real Estate Fund - Class N Shares	182,153	2,626,707
Janus Henderson Global Research Fund - Class N Shares	25,194	2,397,147
Janus Henderson Global Select Fund - Class N Shares	187,990	3,312,427
Janus Henderson International Managed Volatility Fund - Class N Shares	530,550	4,074,176
Janus Henderson Overseas Fund - Class N Shares	126,818	5,365,721
Janus Henderson Small-Mid Cap Value Fund - Class N Shares	387,343	5,217,359
Janus Henderson Triton Fund - Class N Shares	192,676	6,041,333
Janus Henderson U.S. Managed Volatility Fund - Class N Shares	629,947	6,456,200
		79,230,205
Fixed Income Funds – 57.2%
Janus Henderson Flexible Bond Fund - Class N Shares	1,394,160	14,415,138
Janus Henderson Global Bond Fund - Class N Shares	7,645,987	69,115,062
Janus Henderson High-Yield Fund - Class N Shares	2,182,923	17,484,602
Janus Henderson Short Duration Flexible Bond Fund - Class N Shares	1,609,054	4,714,400
		105,729,202
Total Investments (total cost $183,349,734) – 100.0%		184,959,407
Cash, Receivables and Other Assets, net of Liabilities – 0%		25,687
Net Assets – 100%		$184,985,094

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Capital Gain Distributions from Underlying Funds(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 3/31/22
Investment Companies - 100.0%
Equity Funds - 42.8%
Janus Henderson Adaptive Global Allocation Fund - Class N Shares	$1,489,254	$(229)	$49,279	$(1,801,439)	$9,850,303
Janus Henderson Asia Equity Fund - Class N Shares	70,890	(56,641)	-	(792,321)	2,764,733
Janus Henderson Contrarian Fund - Class N Shares	169,342	362,388	442,856	(979,151)	6,493,891
Janus Henderson Emerging Markets Fund - Class N Shares	297,833	(111,849)	-	(2,476,159)	7,506,007
Janus Henderson Enterprise Fund - Class N Shares	83,706	212,016	987,107	(1,334,567)	7,664,763
Janus Henderson European Focus Fund - Class N Shares	6,193	42,846	-	(121,941)	1,389,813
Janus Henderson Forty Fund - Class N Shares	34,212	611,356	508,288	(1,338,564)	5,044,183
Janus Henderson Global Equity Income Fund - Class N Shares	124,525	(21,629)	-	(15,243)	3,025,442
Janus Henderson Global Real Estate Fund - Class N Shares	128,717	408,923	121,138	(532,578)	2,626,707
Janus Henderson Global Research Fund - Class N Shares	41,470	278,132	313,264	(658,548)	2,397,147
Janus Henderson Global Select Fund - Class N Shares	55,677	188,932	365,851	(593,177)	3,312,427
Janus Henderson International Managed Volatility Fund - Class N Shares	213,192	(34,224)	333,268	(855,733)	4,074,176
Janus Henderson Overseas Fund - Class N Shares	67,111	208,840	-	(454,043)	5,365,721
Janus Henderson Small-Mid Cap Value Fund - Class N Shares	41,145	(24,470)	140,111	(224,818)	5,217,359
Janus Henderson Triton Fund - Class N Shares	138,955	335,841	1,022,327	(2,083,634)	6,041,333
Janus Henderson U.S. Managed Volatility Fund - Class N Shares	797,381	194,066	666,481	(1,308,406)	6,456,200
Total Equity Funds	$3,759,603	$2,594,298	$4,949,970	$(15,570,322)	$79,230,205
Fixed Income Funds - 57.2%
Janus Henderson Flexible Bond Fund - Class N Shares	197,865	28,257	-	(1,110,689)	14,415,138
Janus Henderson Global Bond Fund - Class N Shares	1,282,389	(465,223)	199,097	(7,153,860)	69,115,062
Janus Henderson High-Yield Fund - Class N Shares	188,270	(33,509)	-	(1,075,517)	17,484,602
Janus Henderson Multi-Sector Income Fund - Class N Shares	663,708	1,344,543	53,555	(2,108,924)	-
Janus Henderson Short Duration Flexible Bond Fund - Class N Shares	55,675	(22,575)	-	(223,148)	4,714,400
Total Fixed Income Funds	$2,387,907	$851,493	$252,652	$(11,672,138)	$105,729,202
Total Affiliated Investments - 100.0%	$6,147,510	$3,445,791	$5,202,622	$(27,242,460)	$184,959,407

(1) For securities that were affiliated for a portion of the period ended March 31, 2022, this column reflects amounts for the entire period ended March 31, 2022 and not just the period in which the security was affiliated.

	Value at 6/30/21	Purchases	Sales Proceeds	Value at 3/31/22
Investment Companies - 100.0%
Equity Funds - 42.8%
Janus Henderson Adaptive Global Allocation Fund - Class N Shares	11,182,312	1,771,821	(1,302,162)	9,850,303
Janus Henderson Asia Equity Fund - Class N Shares	3,328,421	591,565	(306,291)	2,764,733
Janus Henderson Contrarian Fund - Class N Shares	7,865,683	863,498	(1,618,527)	6,493,891
Janus Henderson Emerging Markets Fund - Class N Shares	10,825,062	890,915	(1,621,962)	7,506,007
Janus Henderson Enterprise Fund - Class N Shares	8,707,405	2,031,464	(1,951,555)	7,664,763
Janus Henderson European Focus Fund - Class N Shares	1,615,011	124,748	(270,851)	1,389,813
Janus Henderson Forty Fund - Class N Shares	7,841,675	674,024	(2,744,308)	5,044,183
Janus Henderson Global Equity Income Fund - Class N Shares	3,629,277	817,912	(1,384,875)	3,025,442
Janus Henderson Global Real Estate Fund - Class N Shares	4,567,399	369,107	(2,186,144)	2,626,707
Janus Henderson Global Research Fund - Class N Shares	4,081,868	421,285	(1,725,590)	2,397,147
Janus Henderson Global Select Fund - Class N Shares	4,351,320	500,656	(1,135,304)	3,312,427
Janus Henderson International Managed Volatility Fund - Class N Shares	4,336,146	1,049,108	(421,121)	4,074,176
Janus Henderson Overseas Fund - Class N Shares	6,292,999	311,242	(993,317)	5,365,721
Janus Henderson Small-Mid Cap Value Fund - Class N Shares	6,252,230	304,485	(1,090,068)	5,217,359
Janus Henderson Triton Fund - Class N Shares	8,620,883	1,314,058	(2,145,815)	6,041,333
Janus Henderson U.S. Managed Volatility Fund - Class N Shares	6,691,386	2,266,603	(1,387,449)	6,456,200
Fixed Income Funds - 57.2%
Janus Henderson Flexible Bond Fund - Class N Shares	13,497,105	3,968,994	(1,968,529)	14,415,138
Janus Henderson Global Bond Fund - Class N Shares	69,029,718	14,568,967	(6,864,540)	69,115,062
Janus Henderson High-Yield Fund - Class N Shares	-	19,389,736	(796,108)	17,484,602
Janus Henderson Multi-Sector Income Fund - Class N Shares	30,056,042	1,937,906	(31,229,567)	-
Janus Henderson Short Duration Flexible Bond Fund - Class N Shares	-	6,526,249	(1,566,126)	4,714,400

Notes to Schedule of Investments (unaudited)

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2022.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Investment Companies
Equity Funds	$79,230,205	$-	$-
Fixed Income Funds	105,729,202	-	-
Total Assets	$184,959,407	$-	$-

Investment Valuation

The Fund’s net asset value (“NAV”) is calculated based upon the NAV of each of the underlying funds in which the Fund invests on the day of valuation. The NAV for each class of the underlying funds is computed by dividing the total value of securities and other assets allocated to the class, less liabilities allocated to that class, by the total number of shares outstanding for the class.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The Fund classifies each of its investments in underlying funds as Level 1, without consideration as to the classification level of the specific investments held by the underlying funds. There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2022 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-35-70267 05-22